Loan facility	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Loan facility	Loan facility
As at December 31, 2020, the Company had $17 million (December 31, 2019 - $15.3 million) outstanding on its credit facility, all of which is due after 12 months (December 31, 2019 - $3.8 million due within 12 months and $11.5 million due after 12 months).
On November 13, 2020, the Company extended and upsized its previous credit facility to $70 million, up from $61 million at the time of the extension. Amounts under the new facility may be borrowed under the facility through prime rate loans or bankers’ acceptances. Similar to the previous facility, amounts may also be borrowed in US dollars through base rate loans. As at December 31, 2020, the Company was in compliance with all covenants, terms and conditions under the credit facility. Key terms under the credit facility are noted below:
Structure
•5-year, $70 million revolver with "bullet maturity" December 14, 2025
Interest Rate
•Prime rate + 0 bps or;
•Banker acceptance rate + 170 bps
Covenant Terms
•Minimum AUM: 70% of AUM on November 13, 2020
•Debt to EBITDA less than or equal to 2.5:1
•EBITDA to interest expense more than or equal to 2.5:1